Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Income (Expenses) with Related Parties
The following table summarizes our transactions with related parties for the three and six months ended June 30, 2025 and 2024:

	Three months ended June 30, 2024	Three months ended June 30, 2025	Six months ended June 30, 2024	Six months ended June 30, 2025
	(in thousands)
Net income / (expenses)
Luna Pool Agency Limited	$(28)	$(1)	$(36)	$(3)
Ocean Yield Malta Limited	(732)	—	(1,495)	—
Ultranav Business Support ApS	(16)	(16)	(31)	(31)
	$(776)	$(17)	$(1,562)	$(34)

Schedule of Due from Related Parties
The following table sets out the balances due from related parties as of December 31, 2024 and March 31, 2025:

	December 31, 2024	June 30, 2025
	(in thousands)
Luna Pool Agency Limited	$8,055	$2,589
Unigas Pool	5,742	6,447
	$13,797	$9,036